CONTRACT ASSETS (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amounts		¥ 139,060
Secured bank loans received		¥ 74,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	0.03%	0.03%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	76.67%	43.51%